2a. Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012
Property and equipment, gross	$ 1,064,168		$ 959,757
Accumulated depreciation	597,396	772,977	378,190
Property and equipment, net	466,772	315,893	581,567
Leasehold Improvements [Member]
Property and equipment, gross	4,084		4,084
Useful lives	5 years
Furniture and Fixtures [Member]
Property and equipment, gross	$ 1,060,084		$ 955,673
Useful lives	5 years